Net interest income (Table)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net interest income

	2022	2021	2020
	£m	£m	£m
Cash and balances at central banks	2,097	128	226
Loans and advances at amortised cost	7,454	4,265	4,510
Fair value through other comprehensive income	1,493	380	604
Negative interest on liabilities	208	248	68
Other	527	651	598
Interest and similar income	11,779	5,672	6,006
Deposits at amortised cost	(3,104)	(331)	(644)
Debt securities in issue	(1,473)	(413)	(424)
Subordinated liabilities	(966)	(934)	(1,112)
Negative interest on assets	(208)	(374)	(325)
Other	(630)	(547)	(341)
Interest and similar expense	(6,381)	(2,599)	(2,846)
Net interest income	5,398	3,073	3,160